Stock-based Compensation (PSU Table) (Details) - Share Units Plan [Member] - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity Settled Awards [Member] | PSU-ROIC [Member]
Roll forward of outstanding PSUs
Units outstanding at beginning of period	1.3
Units granted	0.4
Units settled	(0.4)
Units forfeited	(0.1)
Units outstanding at end of period	1.2	1.3
Weighted-average grant date fair value at beginning of period	CAD 49.82
Weighted-average grant date fair value of units granted in period	53.19
Weighted-average grant date fair value of units settled in period	66.84
Weighted-average grant date fair value of units forfeited in period	37.62
Weighted-average grant date fair value at end of period	CAD 46.35	CAD 49.82
Roll forward of nonvested PSUs
Units nonvested at beginning of period	0.9
Units granted in period	0.4
Units vested during the year	(0.4)
Units forfeited in period	(0.1)
Units nonvested at end of period	0.8	0.9
Weighted-average grant date fair value of nonvested awards at beginning of period	CAD 42.14
Weighted-average grant date fair value of units granted in period	53.19
Weighted-average grant date fair value of units vested in period	50.87
Weighted-average grant date fair value of units forfeited in period	37.62
Weighted-average grant date fair value of nonvested awards at end of period	CAD 44.18	CAD 42.14
Additional disclosures relating to stock-based compensation awards
Grant date fair value	CAD 23
Valuation method used in calculating the fair value of PSUs	Lattice-based valuation model
Unrecognized compensation cost	CAD 26
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 7 months
Equity Settled Awards [Member] | PSU-TSR [Member]
Roll forward of outstanding PSUs
Units outstanding at beginning of period	0.3
Units granted	0.1
Units settled	0.0
Units forfeited	0.0
Units outstanding at end of period	0.4	0.3
Weighted-average grant date fair value at beginning of period	CAD 103.93
Weighted-average grant date fair value of units granted in period	103.37
Weighted-average grant date fair value of units forfeited in period	97.06
Weighted-average grant date fair value at end of period	CAD 104.32	CAD 103.93
Roll forward of nonvested PSUs
Units nonvested at beginning of period	0.3
Units granted in period	0.1
Units vested during the year	(0.1)
Units forfeited in period	0.0
Units nonvested at end of period	0.3	0.3
Weighted-average grant date fair value of nonvested awards at beginning of period	CAD 103.93
Weighted-average grant date fair value of units granted in period	103.37
Weighted-average grant date fair value of units vested in period	114.86
Weighted-average grant date fair value of units forfeited in period	97.06
Weighted-average grant date fair value of nonvested awards at end of period	CAD 99.34	CAD 103.93
Additional disclosures relating to stock-based compensation awards
Grant date fair value	CAD 15
Valuation method used in calculating the fair value of PSUs	Monte Carlo simulation model
Unrecognized compensation cost	CAD 9
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 7 months
Cash Settled Awards [Member] | PSU-ROIC [Member]
Roll forward of outstanding PSUs
Units outstanding at beginning of period	0.4
Units granted	0.0
Units settled	(0.4)
Units forfeited	0.0
Units outstanding at end of period	0.0	0.4
Roll forward of nonvested PSUs
Units nonvested at beginning of period	0.0
Units granted in period	0.0
Units vested during the year	0.0
Units forfeited in period	0.0
Units nonvested at end of period	0.0	0.0
Additional disclosures relating to stock-based compensation awards
Share-based payment liability	CAD 0	CAD 45